Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Rockefeller California Municipal Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller California Municipal Bond ETF
Class Name	Rockefeller California Municipal Bond ETF
Trading Symbol	RMCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller California Municipal Bond ETF (the "Fund") for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rmca. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller California Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rmca
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller California Municipal Bond ETF	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period 8/1/25 through 7/31/26, the Fund returned 7.00%, outperforming its benchmark by 1.95%, on a 1-year annualized basis, primarily due to longer duration exposure and strong security selection.

In addition to strong security selection, the fund benefited from municipal yields flattening during the period with 10-year yields higher by 12 bps, from 3.18% to 3.30%, while the 30-year bond tightened by 12 bps going from 4.57% to 4.46%. There was also significant outperformance attributable to muni/treasury ratio’s tightening from 95% to 85% over the period.

As of month-end, the Fund’s twelve month distribution yield was 4.53%, and credit fundamentals across the municipal market remain strong. The Fund maintains a bottom-up, credit-intensive strategy focused on yield-driven total return, recognizing that short-term volatility may occasionally outweigh income.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception
Rockefeller California Municipal Bond ETF	7.00%	1.90%
Bloomberg California Exempt Index	5.05%	2.26%
Bloomberg U.S. Municipal High Yield Bonds Index	6.99%	2.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.rockefelleretfs.com/rmca for more recent performance information.
Net Assets	$ 19,134,000
Holdings Count | Holdings	87
Advisory Fees Paid, Amount	$ 88,844
Investment Company, Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$19,134
Number of Holdings	87
Total Advisory Fee Paid	$88,844
Portfolio Turnover Rate	146%

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
California Municipal Finance Authority, Call 07/01/32	2.7%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 07/01/34	2.7%
Lammersville Joint Unified School District, STR, Call 09/01/32	2.7%
California Housing Finance Agency, FHA 542(C), Call 08/01/33	2.6%
California Housing Finance Agency, FHA, Call 02/01/34	2.6%
Downey Unified School District, GO, Call 08/01/33	2.4%
California School Facilities Financing Authority, AG	2.4%
Lompoc Valley Medical Center, GO, Call 09/08/26	2.4%
City of Los Angeles Department of Airports, Call 05/15/35	2.2%
California Public Finance Authority, Call 03/01/32	2.2%

Rockefeller Global Equity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller Global Equity ETF
Class Name	Rockefeller Global Equity ETF
Trading Symbol	RGEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller Global Equity ETF (the "Fund") for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rgef. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller Global Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rgef
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Global Equity ETF	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period 8/1/25 through 7/31/26, the Fund returned 24.33% versus its benchmark which returned 22.11%, both on a 1-year annualized basis (Fund outperformed its benchmark by 2.22%).

From a sector perspective, based on performance attribution to the overall portfolio relative to the MSCI ACWI Index, Information Technology and Financials were the leading contributors, while Communication Services and Industrials were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the MSCI ACWI Index, the top three leading contributors included Samsung Electronics, Advanced Micro Devices, and Applied Materials. Conversely, the three top leading detractors included Nintendo, Meta Platforms, and AutoZone.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception
Rockefeller Global Equity ETF	24.33%	21.87%
MSCI ACWI Index-Net Dividends	22.11%	18.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.rockefelleretfs.com/rgef for more recent performance information.
Net Assets	$ 814,589,000
Holdings Count | Holdings	68
Advisory Fees Paid, Amount	$ 4,198,390
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$814,589
Number of Holdings	68
Total Advisory Fee Paid	$4,198,390
Portfolio Turnover Rate	13%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Alphabet, Inc. - Class A	5.7%
Microsoft Corp.	4.4%
Samsung Electronics Co. Ltd.	4.0%
Advanced Micro Devices, Inc.	3.8%
Amazon.com, Inc.	3.7%
NVIDIA Corp.	3.6%
Meta Platforms, Inc. - Class A	2.7%
Shell PLC, ADR	2.6%
Applied Materials, Inc.	2.5%
Apple, Inc.	2.2%

Rockefeller New York Municipal Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller New York Municipal Bond ETF
Class Name	Rockefeller New York Municipal Bond ETF
Trading Symbol	RMNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller New York Municipal Bond ETF (the "Fund") for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rmny. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller New York Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rmny
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller New York Municipal Bond ETF	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period 8/1/25 through 7/31/26, the Fund returned 7.10%, outperforming its benchmark by 1.53%, on a 1-year annualized basis, primarily due to longer duration exposure and strong security selection.

In addition to strong security selection, the fund benefited from municipal yields flattening during the period with 10-year yields higher by 12 bps, from 3.18% to 3.30%, while the 30-year bond tightened by 12 bps going from 4.57% to 4.46%. There was also significant outperformance attributable to muni/treasury ratio’s tightening from 95% to 85% over the period.

As of month-end, the Fund’s twelve month distribution yield was 4.44%, and credit fundamentals remain strong across the municipal landscape. The Fund continues to pursue a bottom-up, credit-intensive strategy focused on yield-driven total return, recognizing that short-term volatility may occur, but yield is expected to drive long-term performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception
Rockefeller New York Municipal Bond ETF	7.10%	2.51%
Bloomberg U.S. Municipal High Yield Bonds Index	6.99%	2.58%
Bloomberg New York Exempt Index	5.57%	2.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.rockefelleretfs.com/rmny for more recent performance information.
Net Assets	$ 27,879,000
Holdings Count | Holdings	93
Advisory Fees Paid, Amount	$ 115,789
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$27,879
Number of Holdings	93
Total Advisory Fee Paid	$115,789
Portfolio Turnover Rate	80%

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
New York City Transitional Finance Authority Future Tax Secured Revenue, Call 11/01/35*	3.9%
Long Island Power Authority, Call 09/01/36	3.7%
New York City Municipal Water Finance Authority, Call 12/15/35	2.8%
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Call 05/15/34	2.8%
New York State Dormitory Authority, SAW, Call 10/01/34	2.7%
Suffolk Regional Off-Track Betting Corp., Call 06/01/29	2.7%
Ontario County Local Development Corp., Call 12/01/33	2.7%
New York Transportation Development Corp., Call 12/31/34	2.7%
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	2.6%
City of New York, GO, Call 03/01/34	2.4%
*	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.

Rockefeller Opportunistic Municipal Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller Opportunistic Municipal Bond ETF
Class Name	Rockefeller Opportunistic Municipal Bond ETF
Trading Symbol	RMOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller Opportunistic Municipal Bond ETF (the "Fund") for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rmop. You can also request this information by contacting us at (844) 992-1333 or by writing to Rockefeller Opportunistic Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 992-1333
Additional Information Website	www.rockefelleretfs.com/rmop
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Opportunistic Municipal Bond ETF	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period 8/1/25 through 7/31/26, the Fund returned 9.47%, outperforming its benchmark by 3.17%, on a 1-year annualized basis, due to longer duration exposure and strong security selection.

In addition to strong security selection, the fund benefited from municipal yields flattening during the period with 10-year yields higher by 12 bps, from 3.18% to 3.30%, while the 30-year bond tightened by 12 bps going from 4.57% to 4.46%. There was also significant outperformance attributable to muni/treasury ratio’s tightening from 95% to 85% over the period.

The market outlook remains constructive for municipals, especially high yield, with the Fund’s twelve month distribution yield at 5.30%. The Fund continues to pursue yield-driven total return using a bottom-up, credit-intensive approach, recognizing that short-term volatility may occur, but yield is expected to drive long-term performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception
Rockefeller Opportunistic Municipal Bond ETF	9.47%	4.91%
Bloomberg U.S. Municipal High Yield Bonds Index	6.99%	2.58%
Bloomberg 60% Tax-Exempt High Yield/ 40% Bloomberg LB Investment Grade Municipal Index	6.30%	2.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.rockefelleretfs.com/rmop for more recent performance information.
Net Assets	$ 434,826,000
Holdings Count | Holdings	342
Advisory Fees Paid, Amount	$ 1,619,087
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$434,826
Number of Holdings	342
Total Advisory Fee Paid	$1,619,087
Portfolio Turnover Rate	84%

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Washington Metropolitan Area Transit Authority Dedicated Revenue, Call 07/15/33*	2.5%
University of Kansas Hospital Authority, Call 03/01/36*	2.5%
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35*	2.4%
Worthington City School District, GO, Call 12/01/32	2.4%
Texas Transportation Finance Corp., Call 10/01/35	2.4%
Eagle Mountain & Saginaw Independent School District, GO, Call 08/15/35	2.4%
Medical University Hospital Authority, FHA INS, Call 11/15/32	2.3%
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Call 05/15/34	2.3%
Weatherford College of the Parker County Junior College District, Call 08/01/34	2.3%
Pennsylvania State University, Call 09/01/35*	2.0%
*	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.

Rockefeller U.S. Small-Mid Cap ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rockefeller U.S. Small-Mid Cap ETF
Class Name	Rockefeller U.S. Small-Mid Cap ETF
Trading Symbol	RSMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller U.S. Small-Mid Cap ETF (the "Fund") for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rockefelleretfs.com/rsmc. You can also request this information by contacting us at (844) 992‑1333 or by writing to Rockefeller U.S. Small-Mid Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 992‑1333
Additional Information Website	www.rockefelleretfs.com/rsmc
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller U.S. Small-Mid Cap ETF	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period 8/1/25 through 7/31/26, the Fund returned 9.60% versus its benchmark which returned 30.64%, both on a 1-year annualized basis (Fund underperformed its benchmark by 21.04%).

From a sector perspective, based on performance attribution to the overall portfolio relative to the Russell 2500 Index, Industrials and Materials were the leading contributors, while Information Technology and Health Care were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the Russell 2500 Index, the top three leading contributors included StoneX Group, Sterling Infrastructure and DigitalOcean Holdings. Conversely, the three leading detractors included Badger Meter, Ollie’s Bargain Outlet, and StepStone Group.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception
Rockefeller U.S. Small-Mid Cap ETF	9.60%	6.80%
Russell 2500 Index TR	30.64%	18.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.rockefelleretfs.com/rsmc for more recent performance information.
Net Assets	$ 761,563,000
Holdings Count | Holdings	46
Advisory Fees Paid, Amount	$ 5,524,417
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$761,563
Number of Holdings	46
Total Advisory Fee Paid	$5,524,417
Portfolio Turnover Rate	60%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
HA Sustainable Infrastructure Capital, Inc.	3.8%
StoneX Group, Inc.	3.7%
FirstCash Holdings, Inc.	3.4%
TD SYNNEX Corp.	3.2%
RadNet, Inc.	3.2%
Jones Lang LaSalle, Inc.	3.0%
InterDigital, Inc.	2.9%
Korn Ferry	2.9%
BJ's Wholesale Club Holdings, Inc.	2.8%
SEI Investments Co.	2.7%